Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Deferred Performance Awards (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred performance awards [line Items]
Cash	£ 32	£ 30
Shares	30	34
Not Later Than 1 Year [member]
Disclosure of deferred performance awards [line Items]
Cash	12	13
Shares	13	16
Deferred performance awards	25
Not Later Than 1 Year [member] | Arising From Awards in Current Year [member]
Disclosure of deferred performance awards [line Items]
Cash	4
Shares	3
Deferred performance awards	7
Not Later Than 1 Year [member] | Arising From Awards in Prior Year [member]
Disclosure of deferred performance awards [line Items]
Cash	8
Shares	10
Deferred performance awards	18
More than One Year [member]
Disclosure of deferred performance awards [line Items]
Cash	20	17
Shares	17	£ 18
Deferred performance awards	37
More than One Year [member] | Arising From Awards in Current Year [member]
Disclosure of deferred performance awards [line Items]
Cash	10
Shares	8
Deferred performance awards	18
More than One Year [member] | Arising From Awards in Prior Year [member]
Disclosure of deferred performance awards [line Items]
Cash	10
Shares	9
Deferred performance awards	£ 19